Investment in Associates - Schedule of Financial Information (Details) - Financial Information of Company Associate [Member] - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Financial Information [Line Items]
Current assets	$ 118
Non-current assets	49
Current liabilities	(87)
Net assets of the associate	80
Revenue	1,630
Net income for the period / year	$ 6